Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Remuneration Committee adopted a compensation clawback policy in November 2023 which applies to named executive officers who receive "incentive compensation". For purposes of the Clawback Policy "incentive compensation" means any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure, which are measures that are determined and presented in accordance with the accounting principles used in preparing the our financial statements, and any measures that are derived wholly or in part from such measures, and includes stock price and total shareholder return (each such measure, a "Financial Reporting Measure"). Incentive-based compensation shall be deemed to have been received during the fiscal period in which the Financial Reporting Measure specified in the incentive-based compensation award is attained, even if such incentive-based compensation is paid or granted after the end of such fiscal period. For the avoidance of doubt, incentive-based compensation does not include annual salary, compensation awarded based on completion of a specified period of service, or compensation awarded based on subjective standards, strategic measures, or operational measures.

The policy applies to all incentive-based compensation received by the covered executives (i) after beginning service as an executive officer, (ii) who served as an executive officer at any time during the performance period for such incentive-based compensation, and (iii) during the three completed fiscal years immediately preceding a Restatement Date (as defined below).

In the event of a restatement, which for purposes of the Clawback policy refers to an accounting restatement due to material noncompliance by us with any financial reporting requirement under the federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period (a "Restatement"), we are required, as promptly as reasonably possible, to recover any erroneously awarded compensation, which refers to, with respect to each covered executive in connection with a Restatement, the amount of incentive-based compensation that exceeds the amount of incentive-based Compensation that would have been received by the covered executive had it been determined based on the restated amounts, without regard to any taxes paid by the covered executive (any such amount being hereinafter referred to as "Erroneously Awarded Compensation") received by an executive during the three completed fiscal years immediately preceding the Restatement Date, which is considered to be the earlier of (i) the date our Board, a committee of our Board, or officer(s) are authorized to take such action if Board action is not required, concludes, or reasonably should have concluded, that we are required to prepare a Restatement or (ii) the date a court, regulator, or other legally authorized body directs us to prepare a Restatement (any such date being hereinafter referred to as the "Restatement Date").

For incentive-based compensation based on stock price or total shareholder return, our Board is required to determine the amount of Erroneously Awarded Compensation based on a reasonable estimate of the effect of the Restatement on the stock price or total shareholder return upon which the incentive-based compensation was received and we are required to document such reasonable estimate and provide such documentation to the Nasdaq. Subsequent changes in an executive's employment status, including retirement or termination of employment, does not affect our rights to recover incentive-based compensation under the policy. Our Board is required to determine, in its sole discretion, the method of recovering any incentive-based compensation pursuant to the policy. Such methods may include, but are not limited to: (i) direct recovery by reimbursement; (ii) set-off against future compensation; (iii) forfeiture of equity awards; (iv) set-off or cancelation against planned future awards; (v) forfeiture of deferred compensation (subject to compliance with the Internal Revenue Code and related regulations); and/or (vi) any other recovery action approved by our Board and permitted under applicable law.

We are not permitted to indemnify any current or former executive officer against the loss of Erroneously Awarded Compensation, and will not pay, or reimburse any executive officer(s), for any insurance policy to fund such executive's potential recovery obligations.

The Clawback Policy is attached as an exhibit to our Annual Report on Form 10-K filed with the SEC on September 29, 2025.